Income Tax (Tables)	12 Months Ended
Jun. 30, 2019
Major components of tax expense (income) [abstract]
Schedule of income tax

	Years Ended June 30,
	2019	2018	2017

(a) Income tax expense:
Current tax	-	-	-
Adjustment for current tax of prior periods	-	-	-
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 27.5% (2018: 27.5%, 2017: 27.5%)	(3,392,903)	(2,273,078)	(2,074,071)
Effect of lower tax rates of tax on overseas income	19,045	12,375	(28,639)

Add tax effect of:
Research and development expenditure (net of tax incentive)	1,688,887	1,187,557	1,079,650
Gain/(loss) on fair value of financial liabilities			-
Other	145,245	324,249	94,877

Deferred tax asset not recognized	1,539,726	748,896	928,183
Income tax expense attributable to loss before income tax	-	-	-

(c) Potential deferred tax asset as of June 30, 2019, 2018 and 2017 in respect of: tax losses not brought to account is (1):	35,913,682	34,373,956	33,625,059
Temporary differences	(1,119,563)	(1,254,136)	(2,114,243)

(1)	At 30 June 2019, the Group had a potential tax benefit related to tax losses carried forward of A$130,709,461, out of which A$186,194 was the net losses related to the U.S subsidiary. The remaining balance is attributable to the Group’s operations in Australia.

(2)	Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules, except for the losses generated for the period since inception to 31 December 2017 by the U.S subsidiary which can only be carried forward for 20 years.